Defined Benefit Plans - Summary of Actuarial Assumptions Used to Determine Defined Benefit Obligations (Parenthetical) (Detail) - Counterparty	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
White collar jobs percentage	90.00%	90.00%
Blue collar jobs percentage	10.00%	10.00%
Top of range [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Club Vita tables Scheme membership CMI		0.0125
Bottom of range [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Club Vita tables Scheme membership CMI		0.015
Post retirement welfare plan [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Discount rate used in acturial assumptions	2.18%	2.18%
Pension defined benefit plans [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Discount rate used in acturial assumptions	2.47%	2.47%	2.47%